Note 10 - Stock-Based Compensation (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 15, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 14,410.36		$ 14,410.36
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant			607	104		63
Share-Based Payment Arrangement, Expense	$ 103,000	$ 509,000	$ 823,000	$ 1,088,000
Exercise Price Range 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number			503
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 300		$ 300
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 100,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			2 months 26 days
Non-Employee Stock Option [Member]
Share-Based Payment Arrangement, Expense			$ 171,000	$ 281,000
Panbela Therapeutics, Inc. 2016 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	561		561
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 14,420		$ 14,420
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 4 months 24 days		8 years 10 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	163,800		0
Panbela Therapeutics, Inc. 2011 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	5		5
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 76,200		$ 76,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 months 12 days		1 year 2 months 12 days
Panbela Therapeutics, Inc. 2011 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			0 years
Panbela Therapeutics, Inc. 2011 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			2 years
CPP's 2010 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	41		41
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 6,743.41		$ 6,743.41
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 2 months 12 days		6 years 8 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number					42
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price					$ 6,743.41